Income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax:
Current tax for the year	$ 17	$ 31	$ 32
Adjustment in respect of prior years	(5)	(28)	2
Total current tax	12	3	34
Deferred tax:
Deferred tax for the year	(2)	(27)	(14)
Adjustments in respect of prior years	3	3	(1)
Total deferred tax	1	(24)	(15)
Income tax charge/(credit)	$ 13	$ (21)	$ 19